Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Property Management Fees (Details) - Sep. 30, 2024 - Property Management Fees
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Line Items]
Remainder of 2024	¥ 1,724	$ 246
2025	6,651	948
2026	5,641	804
2027	4,819	687
2028 and thereafter	22,560	3,214
Future minimum payments under non-cancelable agreements	¥ 41,395	$ 5,899